Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Schedule of Lease Payments for Rent Office Under Non-Cancellable Leases	The Group had total future minimum lease payments for rent office under non-cancellable leases falling due as follows:
	Consolidated
	2023	2022
	US$	US$
Within one year	10,698	13,607
In the second to fifth years, inclusive	-	24,956
	10,698	38,563